UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2011
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Check here if Amendment [ X ]; Amendment Number:   1
                                                  -------------------
    This Amendment (Check only one.):   [ X ]  is a restatement.
                                        [   ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Cayman Holdings, Ltd.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
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          Suite 220 S.
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          Washington, DC  20004-2505
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Form 13F File Number:  28- 14166
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Rubenstein
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Title:    Ordinary Member
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-         Washington, DC     August 24, 2011
                                      --------------------- -------------------
in-Fact for David M. Rubenstein*
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             Signature                        City, State           Date
*Signed pursuant to a Power Of Attorney dated February 11, 2011, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by DBD Cayman Holdings, Ltd.

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
  Form 13F File Number           Name

28-
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                          FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
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Form 13F Information Table Entry Total:      17
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Form 13F Information Table Value Total:      $1,173,520
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                                                      (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number        Name

     1       28-12429                     Carlyle Investment Management L.L.C.
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                                                                FORM 13-F INFORMATION TABLE

  COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
-------------- ---------------- ------------ ---------- ---------------------------- ------------ ---------- -----------------------
                                               VALUE     SHRS OR     SH/      PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT     PRN      CALL    DISCRETION   MANAGERS    SOLE   SHARED  NONE
-------------- ---------------- ------------ ---------- ---------  ------- --------- ------------ ----------- ------ ------- -------
American Axle   Com               24061103    $9,883     785,000      SH       --     Shared-         1               785,000
& Mfg Hldgs In                                                                        Defined

BankUnited Inc  Com               06652K103   $40,630    1,415,184    SH       --     Shared-         1               1,415,184
                                                                                      Defined

Boston Private  Com               101119105   $52,537    7,431,022    SH       --     Shared-         1               7,431,022
Finl Hldgs In                                                                         Defined

Charter         Cl A              16117M305   $128,588   2,539,761    SH       --     Shared-         1               2,539,761
Communications                                                                        Defined
Inc D

Complete        Com               20453E109   $50,626    1,591,500    SH       --     Shared-         1               1,591,500
Production                                                                            Defined
Services

Dana Hldg Corp  Com               235825205   $10,065    578,800      SH       --     Shared-         1               578,800
                                                                                      Defined

General Mtrs Co Com               37045V100   $3,879     125,000      SH       --     Shared-         1               125,000
                                                                                      Defined

Intl Paper Co   Com               460146103   $26,287    871,000      SH       --     Shared-         1               871,000
                                                                                      Defined

Lyondellbasell  SHS - A -         N53745100   $96,309    2,435,125    SH       --     Shared-         1               2,435,125
Industries N                                                                          Defined

Nielsen         Com               N63218106   $541,676   19,834,334   SH       --     Shared-         1               19,834,334
Holdings N V                                                                          Defined

RTI Intl Metals Com               74973W107   $37,362    1,199,425    SH       --     Shared-         1               1,199,425
Inc                                                                                   Defined
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Solutia Inc     Com               834376501   $60,833    2,395,000    SH       --     Shared-         1               2,395,000
                                                                                      Defined

Superior Energy Com               868157108   $37,512    914,934      SH       --     Shared-         1               914,934
Svcs Inc.                                                                             Defined

Temple Inland   Com               879868107   $23,213    992,000      SH       --     Shared-         1               992,000
Inc                                                                                   Defined

TRW             Com               87264S106   $7,451     135,269      SH       --     Shared-         1               135,269
Automotive                                                                            Defined
Hldgs Corp

Weatherford     Reg Shs           H27013103   $22,600    1,000,000    SH       --     Shared-         1               1,000,000
International Lt                                                                      Defined

Willbros Group  Com               969203108   $24,069    2,204,155    SH       --     Shared-         1               2,204,155
Inc                                                                                   Defined
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                                LIST OF EXHIBITS


EXHIBIT NO.        DESCRIPTION
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     99            Power of Attorney

                                  EXHIBIT 99


                               POWER OF ATTORNEY
                               -----------------

     The undersigned understands that, from time to time, the Carlyle Companies (defined below) are required to prepare, execute and file certain federal and state securities laws filings.

     Know all by these presents, that the undersigned hereby constitutes and appoints each of Curt Buser, Jeff Ferguson, David Pearson, Catherine Ziobro, R. Rainey Hoffman, Joanne Cosiol, Monica Harris, Jeremy Anderson, Bruno De Gusmao, Ann Siebecker, Andrea Pekala, Tom Mayrhofer, David Willich, Glen Goold, Orit Mizrachi, John Beczak, Rick Kappler, Matt LoRusso, Rob Konigsberg, Katey Bogue, James Sloan, or any of them signing singly, and with full power of substitution, the undersigned's true and lawful attorney-in-fact to:

     (1) prepare, execute in the name of each Carlyle Company and on behalf of each Carlyle Company, and submit to the U.S. Securities and Exchange Commission (the "SEC") a Form ID, including amendments thereto, and any other documents necessary or appropriate to obtain codes and passwords enabling the undersigned to make electronic filings with the SEC of Forms D ("Form D") required to be filed in accordance with Rule 503 ("Rule 503") promulgated with respect to Sections 4(2), 4(6) and 3(b) of the Securities Act of 1933 (the "1933 Act") and reports required by Sections 13(d) and 16(a) of the Securities Exchange Act of 1934 (the "1934 Act") or any rule or regulation of the SEC;

     (2) prepare and execute for and on behalf of each Carlyle Company, in the undersigned's capacity as a Managing Director, authorized person, officer and/or director of each Carlyle Company, federal and state securities laws filings including without limitation Forms D pursuant to Rule 503 and Schedules 13D and 13G and Forms 3, 4, and 5 in accordance with Sections 13(d) and 16(a) of the 1934 Act and the rules thereunder;

     (3) do and perform any and all acts for and on behalf of each Carlyle Company which may be necessary or desirable to complete and execute any such federal and state securities laws filings including without limitation Forms D, Schedules 13D and 13G and Forms 3, 4, and 5, complete and execute any amendment or amendments thereto, and timely file such form with the SEC and the securities administrators of any state, the District of Columbia, the Commonwealth of Puerto Rico, Guam and the United States Virgin Islands or their designees and any stock exchange or similar authority; and

     (4) take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact's discretion.

     The undersigned hereby grants to each such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary, or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming all that such attorney-in-fact, or such attorney-in-fact's substitute or substitutes, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted, whether the same needs to be executed, taken or done by him in his capacity as a current or former member, partner, shareholder, director or officer of any company, partnership, corporation, organization, firm, branch or other entity connected with, related to or affiliated with any of the entities constituting the Carlyle Companies or entities that directly or indirectly hold interests in the Carlyle Companies.

     The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with federal and state securities laws, including without limitation Rule 503 of the 1933 Act or
Section 13 and Section 16 of the 1934 Act.

     This Power of Attorney and all authority conferred hereby shall not be terminated by operation of law, whether by the death or incapacity of the undersigned or by occurrence of any other event. Actions taken by an attorney-in-fact pursuant to this Power of Attorney shall be as valid as if any event described in the preceding sentence had not occurred, whether or not the attorney-in-fact shall have received notice of such event. Notwithstanding the foregoing, (i) in the event that an attorney-in-fact is no longer employed by The Carlyle Group Employee Co., L.L.C. or its affiliates, this Power of Attorney and all authority conferred hereby shall be immediately terminated with respect to such Attorney, and (ii) the undersigned may terminate or revoke this Power of Attorney at any time.

     For purposes hereof, the "Carlyle Companies" shall consist of: (i) TWC Virginia, Inc., a Delaware corporation, TC Group, L.L.C., a Delaware limited liability company, TC Group Cayman, L.P., a Cayman Islands exempted limited partnership, TC Group Investment Holdings, L.P., a Delaware limited partnership and TC Group Cayman Investment Holdings, L.P., a Cayman Islands exempted limited partnership; (ii) their respective owners, including without limitation TCG Holdings, L.L.C., a Delaware limited liability company, TCG Holdings Cayman, L.P., a Cayman Islands exempted limited partnership, TCG Holdings II, L.P., a Delaware limited partnership, TCG Holdings Cayman II, L.P., a Cayman Islands exempted limited partnership, TCG Employee Co., L.L.C., a Delaware limited liability company, Carlyle Offshore Partners II, Ltd., a Cayman Islands exempted company with limited liability, Carlyle Offshore Partners II Holdings, Ltd., a Cayman Islands exempted company with limited liability, DBD Investors V, L.L.C., a Delaware limited liability company, DBD Investors V Holdings, L.L.C., a Delaware limited liability company, DBD Cayman, Ltd., a Cayman Islands exempted company with limited liability and DBD Cayman Holdings, Ltd., a Cayman Islands exempted company with limited liability; and (iii) the subsidiaries and affiliates of the foregoing in clauses (i) and (ii), including without limitation investment funds sponsored directly or indirectly by one or more of the Carlyle Companies.

                           [Signature Page Follows]

     IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 11<SUP>th</SUP> day of February, 2011.




                                        /s/ David M. Rubenstein
                                        --------------------------
                                        Name:  David M. Rubenstein